Segment Reporting - Summary of Operating Segments ( Balance Sheet ) (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and Due from Banks	$ 447,544,202	$ 462,491,302
Debt Securities at fair value through profit or loss	792,270,323	459,588,993
Derivative Financial Instruments	3,327,780	2,429,223
Repurchase Transactions	115,523,908	395,830,377
Other Financial Assets	55,571,314	45,526,918
Loans and Other Financing	1,243,616,465	1,450,106,105
Other Debt Securities	366,674,973	183,801,002
Financial Assets Pledged as Collateral	152,102,733	68,636,679
Current Income Tax Assets	410,248	148,785
Investments in Equity Instruments	2,239,039	2,438,682
Equity investments in Associates and Joint Ventures	666,769	329,876
Property, Plant and Equipment	115,820,988	121,153,619
Intangible Assets	38,513,019	41,357,399
Deferred Income Tax Assets	7,251,712	8,349,605
Assets for Insurance Contracts	4,932,269	6,267,504
Other Non-financial Assets	25,170,574	20,256,128
Non-current Assets Held for Sale	1,251	1,280
Total Assets	3,371,637,567	3,268,713,477
Liabilities
Deposits	2,141,977,734	2,017,874,559
Liabilities at fair value through profit or loss	78,223	147,408
Derivative Financial Instruments	1,694,114	1,387,179
Repurchase Transactions	0	631,362
Other Financial Liabilities	348,779,269	381,231,576
Financing Received from the Argentine Central Bank and Other Financial Institutions	37,438,244	46,186,834
Debt Securities	67,303,327	54,487,112
Current Income Tax Liabilities	8,799,933	18,814,719
Subordinated Debt Securities	45,405,004	51,182,953
Provisions	10,255,023	8,535,056
Deferred Income Tax Liabilities	6,366,393	10,578,430
Liabilities for Insurance Contracts	5,109,920	6,215,128
Other Non-financial Liabilities	89,552,825	78,355,869
Liabilities	2,762,760,009	2,675,628,185
Operating segments | Argentina
Assets
Cash and Due from Banks	448,863,724
Debt Securities at fair value through profit or loss	795,991,779
Derivative Financial Instruments	4,568,957
Repurchase Transactions	126,440,423
Other Financial Assets	55,623,034
Loans and Other Financing	1,279,069,937
Other Debt Securities	367,037,594
Financial Assets Pledged as Collateral	151,925,489
Current Income Tax Assets	410,248
Investments in Equity Instruments	2,239,039
Equity investments in Associates and Joint Ventures	666,769
Property, Plant and Equipment	116,262,135
Intangible Assets	38,512,401
Deferred Income Tax Assets	7,251,712
Assets for Insurance Contracts	4,932,269
Other Non-financial Assets	25,169,334
Non-current Assets Held for Sale	1,251
Total Assets	3,424,966,095
Liabilities
Deposits	2,149,330,730
Liabilities at fair value through profit or loss	78,223
Derivative Financial Instruments	2,935,291
Repurchase Transactions	10,916,515
Other Financial Liabilities	345,024,725
Financing Received from the Argentine Central Bank and Other Financial Institutions	70,506,567
Debt Securities	71,723,852
Current Income Tax Liabilities	8,799,933
Subordinated Debt Securities	45,405,004
Provisions	10,255,023
Deferred Income Tax Liabilities	6,366,393
Liabilities for Insurance Contracts	5,114,252
Other Non-financial Liabilities	89,278,236
Liabilities	2,815,734,744
Operating segments | Uruguay
Assets
Cash and Due from Banks	3,729,346
Debt Securities at fair value through profit or loss	336,448
Derivative Financial Instruments	0
Repurchase Transactions	0
Other Financial Assets	0
Loans and Other Financing	117
Other Debt Securities	0
Financial Assets Pledged as Collateral	177,244
Current Income Tax Assets	0
Investments in Equity Instruments	0
Equity investments in Associates and Joint Ventures	0
Property, Plant and Equipment	1,992
Intangible Assets	618
Deferred Income Tax Assets	0
Assets for Insurance Contracts	0
Other Non-financial Assets	1,240
Non-current Assets Held for Sale	0
Total Assets	4,247,005
Liabilities
Deposits	0
Liabilities at fair value through profit or loss	0
Derivative Financial Instruments	0
Repurchase Transactions	0
Other Financial Liabilities	3,829,514
Financing Received from the Argentine Central Bank and Other Financial Institutions	0
Debt Securities	0
Current Income Tax Liabilities	0
Subordinated Debt Securities	0
Provisions	0
Deferred Income Tax Liabilities	0
Liabilities for Insurance Contracts	0
Other Non-financial Liabilities	328,145
Liabilities	4,157,659
Operating segments | Bank
Assets
Cash and Due from Banks	434,234,303	451,386,804
Debt Securities at fair value through profit or loss	791,605,630	460,271,635
Derivative Financial Instruments	3,327,165	3,089,342
Repurchase Transactions	104,710,279	395,752,551
Other Financial Assets	43,503,828	34,736,204
Loans and Other Financing	947,521,428	1,121,202,076
Other Debt Securities	350,400,776	179,668,043
Financial Assets Pledged as Collateral	100,091,787	68,035,220
Current Income Tax Assets	0	0
Investments in Equity Instruments	2,239,032	2,438,670
Equity investments in Associates and Joint Ventures	666,769	329,876
Property, Plant and Equipment	103,694,179	106,905,247
Intangible Assets	34,525,100	37,091,193
Deferred Income Tax Assets	0	0
Assets for Insurance Contracts	0	0
Other Non-financial Assets	15,007,332	12,387,987
Non-current Assets Held for Sale	1,251	1,280
Total Assets	2,931,528,859	2,873,296,128
Liabilities
Deposits	2,122,305,946	2,027,157,625
Liabilities at fair value through profit or loss	78,223	0
Derivative Financial Instruments	2,935,291	1,387,179
Repurchase Transactions	0	631,362
Other Financial Liabilities	151,765,261	185,122,472
Financing Received from the Argentine Central Bank and Other Financial Institutions	10,488,009	17,433,425
Debt Securities	12,382,571	14,310,368
Current Income Tax Liabilities	3,121,865	10,101,341
Subordinated Debt Securities	45,405,004	51,182,953
Provisions	9,829,772	7,862,874
Deferred Income Tax Liabilities	5,244,791	9,337,606
Liabilities for Insurance Contracts	0	0
Other Non-financial Liabilities	67,238,020	58,548,495
Liabilities	2,430,794,753	2,383,075,700
Operating segments | Naranja X
Assets
Cash and Due from Banks	6,628,132	10,643,164
Debt Securities at fair value through profit or loss	200,660	405,707
Derivative Financial Instruments	1,241,792	0
Repurchase Transactions	21,730,144	77,826
Other Financial Assets	1,325,042	4,809,344
Loans and Other Financing	328,475,283	341,958,707
Other Debt Securities	7,429,208	5,867
Financial Assets Pledged as Collateral	51,064,021	32,266
Current Income Tax Assets	0	0
Investments in Equity Instruments	0	0
Equity investments in Associates and Joint Ventures	0	0
Property, Plant and Equipment	12,010,385	12,297,578
Intangible Assets	3,304,352	4,059,603
Deferred Income Tax Assets	6,240,321	6,850,041
Assets for Insurance Contracts	0	0
Other Non-financial Assets	6,280,556	3,978,994
Non-current Assets Held for Sale	0	0
Total Assets	445,929,896	385,119,097
Liabilities
Deposits	26,973,322	52,678
Liabilities at fair value through profit or loss	0	0
Derivative Financial Instruments	0	660,119
Repurchase Transactions	10,916,515	0
Other Financial Liabilities	187,394,521	187,534,417
Financing Received from the Argentine Central Bank and Other Financial Institutions	60,018,558	45,561,413
Debt Securities	59,341,281	41,639,053
Current Income Tax Liabilities	1,163,753	6,776,142
Subordinated Debt Securities	0	0
Provisions	170,515	318,602
Deferred Income Tax Liabilities	0	0
Liabilities for Insurance Contracts	0	0
Other Non-financial Liabilities	13,669,425	15,291,982
Liabilities	359,647,890	297,834,406
Operating segments | Insurance
Assets
Cash and Due from Banks	12,878	104,273
Debt Securities at fair value through profit or loss	116,439	72,027
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Assets	1,052,423	847,035
Loans and Other Financing	5,599	14,421
Other Debt Securities	6,101,116	4,371,739
Financial Assets Pledged as Collateral	0	0
Current Income Tax Assets	368,398	121,500
Investments in Equity Instruments	0	0
Equity investments in Associates and Joint Ventures	0	0
Property, Plant and Equipment	414,097	1,767,674
Intangible Assets	73,620	97,071
Deferred Income Tax Assets	411,870	756,908
Assets for Insurance Contracts	4,932,269	6,267,504
Other Non-financial Assets	191,377	190,923
Non-current Assets Held for Sale	0	0
Total Assets	13,680,086	14,611,075
Liabilities
Deposits	0	0
Liabilities at fair value through profit or loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Liabilities	0	0
Financing Received from the Argentine Central Bank and Other Financial Institutions	0	0
Debt Securities	0	0
Current Income Tax Liabilities	1,266,801	417,111
Subordinated Debt Securities	0	0
Provisions	199,606	302,498
Deferred Income Tax Liabilities	124,658	497,718
Liabilities for Insurance Contracts	5,114,252	6,216,852
Other Non-financial Liabilities	1,737,302	1,855,619
Liabilities	8,442,619	9,289,798
Operating segments | Other Businesses
Assets
Cash and Due from Banks	11,717,757	8,714,984
Debt Securities at fair value through profit or loss	4,405,498	57,286
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Assets	9,741,741	5,134,335
Loans and Other Financing	3,067,744	4,972,885
Other Debt Securities	3,106,494	0
Financial Assets Pledged as Collateral	946,925	569,193
Current Income Tax Assets	41,850	27,285
Investments in Equity Instruments	7	12
Equity investments in Associates and Joint Ventures	0	0
Property, Plant and Equipment	145,466	183,120
Intangible Assets	609,947	109,532
Deferred Income Tax Assets	599,521	742,656
Assets for Insurance Contracts	0	0
Other Non-financial Assets	3,691,309	3,698,224
Non-current Assets Held for Sale	0	0
Total Assets	38,074,259	24,209,512
Liabilities
Deposits	51,462	0
Liabilities at fair value through profit or loss	0	147,408
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Liabilities	9,694,457	8,773,886
Financing Received from the Argentine Central Bank and Other Financial Institutions	0	0
Debt Securities	0	0
Current Income Tax Liabilities	3,247,514	1,520,125
Subordinated Debt Securities	0	0
Provisions	55,130	51,082
Deferred Income Tax Liabilities	996,944	743,106
Liabilities for Insurance Contracts	0	0
Other Non-financial Liabilities	6,961,634	2,715,009
Liabilities	21,007,141	13,950,616
Adjustments
Assets
Cash and Due from Banks	(5,048,868)	(8,357,923)
Debt Securities at fair value through profit or loss	(4,057,904)	(1,217,662)
Derivative Financial Instruments	(1,241,177)	(660,119)
Repurchase Transactions	(10,916,515)	0
Other Financial Assets	(51,720)	0
Loans and Other Financing	(35,453,589)	(18,041,984)
Other Debt Securities	(362,621)	(244,647)
Financial Assets Pledged as Collateral	0	0
Current Income Tax Assets	0	0
Investments in Equity Instruments	0	0
Equity investments in Associates and Joint Ventures	0	0
Property, Plant and Equipment	(443,139)	0
Intangible Assets	0	0
Deferred Income Tax Assets	0	0
Assets for Insurance Contracts	0	0
Other Non-financial Assets	0	0
Non-current Assets Held for Sale	0	0
Total Assets	(57,575,533)	(28,522,335)
Liabilities
Deposits	(7,352,996)	(9,335,744)
Liabilities at fair value through profit or loss	0	0
Derivative Financial Instruments	(1,241,177)	(660,119)
Repurchase Transactions	(10,916,515)	0
Other Financial Liabilities	(74,970)	(199,199)
Financing Received from the Argentine Central Bank and Other Financial Institutions	(33,068,323)	(16,808,004)
Debt Securities	(4,420,525)	(1,462,309)
Current Income Tax Liabilities	0	0
Subordinated Debt Securities	0	0
Provisions	0	0
Deferred Income Tax Liabilities	0	0
Liabilities for Insurance Contracts	(4,332)	(1,724)
Other Non-financial Liabilities	(53,556)	(55,236)
Liabilities	(57,132,394)	$ (28,522,335)
Segment Adjustments
Assets
Cash and Due from Banks	(5,048,868)
Debt Securities at fair value through profit or loss	(4,057,904)
Derivative Financial Instruments	(1,241,177)
Repurchase Transactions	(10,916,515)
Other Financial Assets	(51,720)
Loans and Other Financing	(35,453,589)
Other Debt Securities	(362,621)
Financial Assets Pledged as Collateral	0
Current Income Tax Assets	0
Investments in Equity Instruments	0
Equity investments in Associates and Joint Ventures	0
Property, Plant and Equipment	(443,139)
Intangible Assets	0
Deferred Income Tax Assets	0
Assets for Insurance Contracts	0
Other Non-financial Assets	0
Non-current Assets Held for Sale	0
Total Assets	(57,575,533)
Liabilities
Deposits	(7,352,996)
Liabilities at fair value through profit or loss	0
Derivative Financial Instruments	(1,241,177)
Repurchase Transactions	(10,916,515)
Other Financial Liabilities	(74,970)
Financing Received from the Argentine Central Bank and Other Financial Institutions	(33,068,323)
Debt Securities	(4,420,525)
Current Income Tax Liabilities	0
Subordinated Debt Securities	0
Provisions	0
Deferred Income Tax Liabilities	0
Liabilities for Insurance Contracts	(4,332)
Other Non-financial Liabilities	(53,556)
Liabilities	$ (57,132,394)